Related Party Transactions - Schedule of Loans from Related Parties (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Outstanding balance
Outstanding balance	$ 1,389,761	$ 796,462
Interest expense and other payables – interest payable
Interest expense and other payables – interest payable	60,557	44,808
Yi Chuan-Lin [Member]
Outstanding balance
Outstanding balance	400,000	400,000
Interest expense and other payables – interest payable
Interest expense and other payables – interest payable	58,445	42,193
Tzu-Wei Chung [Member]
Outstanding balance
Outstanding balance	511,945	304,971
Interest expense and other payables – interest payable
Interest expense and other payables – interest payable		728
Yu-Ling Yang [Member]
Outstanding balance
Outstanding balance	102,389	91,491
Interest expense and other payables – interest payable
Interest expense and other payables – interest payable	2,112	1,887
Yasuyoshi Yanagisawa [Member]
Outstanding balance
Outstanding balance	375,427
Related Parties [Member]
Interest expense and other payables – interest payable
Other payables — related parties	$ 1,450,318	$ 841,270